Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for loan losses	$ 2,944	$ 2,411
Accrued retirement expense	1,210	1,174
Restricted stock	249	245
Interest income on nonaccrual loans	5	1
Lease liability	1,110	1,191
Unrealized loss on available for sale securities	11,741	14,197
Total gross deferred tax assets	17,259	19,219
Deferred tax liabilities:
Deferred loan fees	186	209
Accumulated depreciation	375	438
Prepaid expenses	3	3
ROU Asset	1,087	1,175
Other	124	93
Total gross deferred tax liabilities	1,775	1,732
Net deferred tax asset	$ 15,484	$ 17,487